25. Post-Employment Benefits (Details 11) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
2018
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	R$ 566,013
2019
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	607,315
2020
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	592,828
2021
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	577,024
2022
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	560,532
2023 - 2057
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	6,807,223
Unified Plan
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	(406,023)	R$ (381,274)	R$ (345,288)
Unified Plan | 2018
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	395,584
Unified Plan | 2019
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	379,182
Unified Plan | 2020
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	362,032
Unified Plan | 2021
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	345,456
Unified Plan | 2022
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	329,172
Unified Plan | 2023 - 2057
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	3,271,908
Plan III
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	(122,841)	(109,146)	(93,670)
Plan III | 2018
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	128,975
Plan III | 2019
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	181,726
Plan III | 2020
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	184,824
Plan III | 2021
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	186,267
Plan III | 2022
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	186,851
Plan III | 2023 - 2057
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	2,945,247
Assistance Plan
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	(7)	R$ (88,259)	R$ (74,722)
Assistance Plan | 2018
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	41,454
Assistance Plan | 2019
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	46,407
Assistance Plan | 2020
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	45,972
Assistance Plan | 2021
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	45,301
Assistance Plan | 2022
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	44,509
Assistance Plan | 2023 - 2057
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	R$ 590,068